Commitments and Contingencies - Narrative (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total Payments	$ 36,941
Outstanding letters of credit	514	$ 565
Decommissioning Liabilities	2,788	3,906
HMLP
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total Payments	$ 2,300	$ 2,600